Average Annual Total Returns - SA Emerging Markets Equity Index Portfolio	Class 1 1 Year	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 Since Inception	Class 3 Inception Date	MSCI Emerging Markets Index (net) 1 Year	MSCI Emerging Markets Index (net) Since Inception
Total	17.13%	6.95%	May 01, 2018	16.88%	6.69%	May 01, 2018	18.31%	6.59%